FAIR VALUES OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Assets Measured on Recurring Basis
The following table presents the Company’s available-for-sale securities that are measured at fair value on a recurring basis and the level within the hierarchy in which the fair value measurements fell as of December 31, 2014 and December 31, 2013 (in thousands):

		Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)

December 31, 2014

Obligations of U.S. Government agencies	$27,372	$-	$27,372	$-
Municipal securities	104,582	-	104,582	-
Mortgage-backed securities	93,036	-	93,036	-
Corporate obligations	28,784	-	25,983	2,801
Other	972	972	-	-
Total	$254,746	$972	$250,973	$2,801

		Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)

December 31, 2013

Obligations of U.S. Government agencies	$29,962	$-	$29,962	$-
Municipal securities	108,078	-	108,078	-
Mortgage-backed securities	78,187	-	78,187	-
Corporate obligations	26,852	-	24,054	2,798
Other	972	972	-	-
Total	$244,051	$972	$240,281	$2,798

Reconciliation of Activity for Assets Measured at Fair Value based on Significant Unobservable (Non-market) Information
The following is a reconciliation of activity for assets measured at fair value based on significant unobservable (non-market) information.

	Bank-Issued Trust
	Trust Preferred
(In thousands)	Securities
	2014	2013
Balance of recurring Level 3 assets at January 1	$2,798	$2,668
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Unrealized income included in comprehensive income	3	130
Balance of recurring Level 3 assets at December 31	$2,801	$2,798

Quantitative Information About Recurring Level 3 Fair Value Measurements
The following table presents quantitative information about recurring Level 3 fair value measurements (in thousands):

Trust Preferred			Significant
Securities	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs
December 31, 2014	$2,801	Discounted cash flow	Discount rate	.79% - 2.49%
December 31, 2013	$2,798	Discounted cash flow	Discount rate	.79% - 2.49%

Fair Value Assets Measured on Nonrecurring Basis
The following table presents the fair value measurement of assets and liabilities measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fell at December 31, 2014 and December 31, 2013 (in thousands).

		Fair Value Measurements Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		For	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)

December 31, 2014

Impaired loans	$9,560	$-	$9,560	$-
Other real estate owned	4,655	-	4,655	-

December 31, 2013

Impaired loans	$4,830	$-	$4,830	$-
Other real estate owned	4,470	-	4,470	-

Financial Instruments with No Distinguishable Fair Value
As of December 31, 2014			Fair Value Measurements
				Significant
				Other	Significant
			Quoted	Observable	Unobservable
	Carrying	Estimated	Prices	Inputs	Inputs
	Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)

Financial Instruments:
Assets:
Cash and cash equivalents	$44,618	$44,618	$44,618	$-	$-
Securities available-for-sale	254,746	254,746	972	250,973	2,801
Securities held-to-maturity	8,193	9,994	-	9,994	-
Other securities	7,234	7,234	-	7,234	-
Loans, net	700,540	715,849	-	-	715,849
Bank-owned life insurance	14,463	14,463	-	14,463	-

Liabilities:
Noninterest-bearing deposits	$201,362	$201,362	$-	$201,362	$-
Interest-bearing deposits	691,413	691,036	-	691,036	-
Subordinated debentures	10,310	10,310	-	-	10,310
FHLB and other borrowings	89,450	89,450	-	89,450	-

As of December 31, 2013			Fair Value Measurements
				Significant
				Other	Significant
			Quoted	Observable	Unobservable
	Carrying	Estimated	Prices	Inputs	Inputs
	Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)

Financial Instruments:
Assets:
Cash and cash equivalents	$39,252	$39,252	$39,252	$-	$-
Securities available-for-sale	244,051	244,051	972	240,281	2,798
Securities held-to-maturity	8,438	9,624	-	9,624	-
Other securities	5,534	5,534	-	5,534	-
Loans, net	577,574	590,866	-	-	590,866
Bank-owned life insurance	6,593	6,593	-	6,593	-

Liabilities:
Noninterest-bearing deposits	$144,624	$144,624	$-	$144,624	$-
Interest-bearing deposits	635,347	634,907	-	634,907	-
Subordinated debentures	10,310	10,310	-	-	10,310
FHLB and other borrowings	52,000	52,000	-	52,000	-